Business Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Acquisition

Note 4 – Business Acquisition

On January 8, 2019, MedoveX completed its business combination with RMS under which MedoveX purchased certain assets and assumed certain liabilities of RMS, otherwise referred to as the Merger. Pursuant to the terms of the APA, MedoveX issued to the shareholders of RMS 33,661 shares plus 6,111 additional Exchange Shares (based on closing the sale of $2,000,000 of new securities) for a total of 39,772 shares of Series C Preferred Stock where each share of Series C Preferred stock automatically converted into 1,000 shares of common stock and represent approximately 55% of the outstanding voting shares of the Company.

Under the terms of the APA, the Company issued additional “Exchange Shares” to the shareholders of RMS to maintain the 55% ownership and not be diluted by the sale of convertible securities (“New Shares Sold”) until MedoveX raised an additional $5,650,000 via the issuance of new securities. On the date of closing the Company issued 6,111 additional Exchange Shares to RMS Shareholders as a result of the issuance of additional securities, which are included in the 39,772 shares above. Subsequent to the closing of the purchase transaction, an incremental 11,153 additional Exchange Shares were issued, for a total of 17,264 additional Exchange Shares. All additional Exchange Shares have been issued to the shareholders of RMS and these Series C Preferred shares converted to 17,263,889 shares of common stock; no additional equity will be issued to RMS.

Because RMS shareholders owned approximately 55% of the voting stock of MedoveX after the transaction, RMS was deemed to be the acquiring company for accounting purposes (the “Acquirer”) and the transaction is accounted for as a reverse acquisition under the acquisition method of accounting for business combinations in accordance with U.S. GAAP. The assets acquired and the liabilities assumed of RMS included as part of the purchase transaction are recorded at historical cost. Accordingly, the assets and liabilities of MedoveX (the “Acquiree”) are recorded as of the Merger closing date at their estimated fair values.

Purchase Price Allocation

The purchase price for the acquisition of the Acquiree has been allocated to the assets acquired and liabilities assumed based on their estimated fair values.

The acquisition-date fair value of the consideration transferred is as follows:

Common shares issued and outstanding	24,717,270
Common shares reserved for issuance upon conversion of the outstanding Series B Preferred Stock	2,312,500
Total Common shares	27,029,770
Closing price per share of MedoveX Common stock on January 8, 2019	$0.40
10,811,908
Fair value of outstanding warrants and options	2,220,000
Cash consideration to RMS	(350,000)
Total consideration	$12,681,908

Prior to the transaction, MedoveX had 24,500,000 shares of common stock outstanding at a market capitalization of $9,800,000. The estimated fair value of the net assets of MedoveX was $8,400,000 as of January 8, 2019. Measuring the fair value of the net assets to be received by RMS was readily determinable based upon the underlying nature of the net assets. The fair value of the MedoveX common stock was above the fair value of its net assets. The MedoveX net asset value was primarily comprised of definite-lived intangibles as of the closing and the RMS interest in the merger is significantly related to obtaining access to the public market. Therefore, the fair value of the MedoveX stock price and market capitalization as of the closing date is considered to be the best indicator of the fair value and, therefore, the purchase price consideration.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on January 8, 2019:

Cash	$(302,710)
Accounts receivable	145,757
Inventory	131,455
Prepaid expenses	46,153
Property and equipment	30,393
Other	2,751
Intangibles	3,680,000
Goodwill	12,564,401
Total assets acquired	$16,298,200
Accounts payable and other accrued liabilities	1,645,399
Derivative liability	1,215,677
Interest-bearing liabilities and other	755,216
Net assets acquired	$12,681,908

Intangible assets are recorded as definite-lived assets and amortized over the estimated period of economic benefit. Intangible assets represent the fair value of patents and related proprietary technology for the DenerveX System. During the fourth quarter of 2019 the Company recorded an impairment charge of $2,944,000 related to the carrying value of its intangible assets.

Goodwill is calculated as the difference between the acquisition-date fair value of the consideration transferred and the fair values of the assets acquired, and liabilities assumed. Goodwill is not expected to be deductible for income tax purposes. Goodwill is recorded as an indefinite-lived asset and is not amortized but tested for impairment on an annual basis or when indications of impairment exist. During the fourth quarter of 2019 the Company recorded an impairment charge of approximately $12,564,000 related to the carrying value of goodwill.

The derivative liability relates to the liability associated with warrants issued with the securities purchase agreements executed in May 2018, which liability was assumed in the Merger (see Note 12).

Total interest-bearing liabilities and other liabilities assumed are as follows:

Notes payable	$99,017
Short-term convertible notes payable	598,119
Dividend payable	57,813
Deferred rent	267
Total interest-bearing and other liabilities	$755,216

For further discussion of the notes payable and short-term convertible notes payable, refer to Note 11-“ Short-term Debt “ to these interim financial statements.

Note 4– Business Acquisition

On January 8, 2019, MedoveX completed its business combination with RMS under which MedoveX purchased certain assets and assumed certain liabilities of RMS, otherwise referred to as the Merger. Pursuant to the terms of the APA, MedoveX issued to the shareholders of RMS 33,661 shares plus 6,111 additional Exchange Shares (based on closing the sale of $2 million of new securities) for a total of 39,772 shares of Series C Preferred Stock where each share of Series C Preferred stock automatically converted into 1,000 shares of common stock and represent approximately 55% of the outstanding voting shares of the Company.

Under the terms of the APA, the Company issued additional “Exchange Shares” to the shareholders of RMS to maintain the 55% ownership and not be diluted by the sale of convertible securities (“New Shares Sold”) until MedoveX raised an additional $5.65 million via the issuance of new securities. On the date of closing the Company issued 6,111 additional Exchange Shares to RMS Shareholders as a result of the issuance of additional securities, which are included in the 39,772 shares above. Subsequent to the closing of the purchase transaction, an incremental 11,153 additional Exchange Shares were issued, for a total of 17,264 additional Exchange Shares. All additional Exchange Shares have been issued to the shareholders of RMS and these Series C Preferred shares converted to 17,263,889 shares of common stock; no additional equity will be issued to RMS.

Because RMS shareholders owned approximately 55% of the voting stock of MedoveX after the transaction, RMS was deemed to be the acquiring company for accounting purposes (the “Acquirer”) and the transaction is accounted for as a reverse acquisition under the acquisition method of accounting for business combinations in accordance with U.S. GAAP. The assets acquired and the liabilities assumed of RMS included as part of the purchase transaction are recorded at historical cost. Accordingly, the assets and liabilities of MedoveX (the “Acquiree”) are recorded as of the Merger closing date at their estimated fair values.

Under the terms of the APA, MedoveX purchased certain assets and assumed certain liabilities of RMS. The assets of RMS reported on the MedoveX consolidated balance sheet as of December 31, 2018 that were excluded in the Merger on January 8, 2019 included the following: cash of approximately $70,000 convertible debt to a related party of approximately $4,300,000, interest payable of approximately $158,000, short-term notes, related party of approximately $180,000, accounts payable of approximately $398,000 and other current liabilities of approximately $285,000. Additionally, there were certain on-going litigation matters that were not assumed as part of the January 8, 2019 Merger.

Purchase Price Allocation

The purchase price for the acquisition of the Acquiree has been allocated to the assets acquired and liabilities assumed based on their estimated fair values.

The acquisition-date fair value of the consideration transferred is as follows:

Common shares issued and outstanding	24,717,270
Common shares reserved for issuance upon conversion of the outstanding Series B Preferred Stock	2,312,500
Total Common shares	27,029,770
Closing price per share of MedoveX Common stock on January 8, 2019	$0.40
10,811,908
Fair value of outstanding warrants and options	2,220,000
Cash consideration to RMS	(350,000)
Total consideration	$12,681,908

Prior to the transaction, MedoveX had 24.5 million shares of common stock outstanding at a market capitalization of $9.8 million. The estimated fair value of the net assets of MedoveX was $8.4 million as of January 8, 2019. Measuring the fair value of the net assets to be received by RMS was readily determinable based upon the underlying nature of the net assets. The fair value of the MedoveX common stock is above the fair value of its net assets. The MedoveX net asset value is primarily comprised of definite-lived intangibles as of the closing and the RMS interest in the merger is significantly related to obtaining access to the public market. Therefore, the fair value of the MedoveX stock price and market capitalization as of the closing date is considered to be the best indicator of the fair value and, therefore, the estimated purchase price consideration.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on January 8, 2019:

Cash	$(302,710)
Accounts receivable	145,757
Inventory	131,455
Prepaid expenses	46,153
Property and equipment	30,393
Other	2,751
Intangibles	3,680,000
Goodwill	12,564,401
Total assets acquired	$16,298,200
Accounts payable and other accrued liabilities	1,645,399
Derivative liability	1,215,677
Interest-bearing liabilities and other	755,216
Net assets acquired	$12,681,908

Intangible assets are recorded as definite-lived assets and amortized over the estimated period of economic benefit. Intangible assets represent the fair value of patents and related proprietary technology for the DenerveX System. During the fourth quarter of 2019 the Company recorded an impairment charge of $2,944,000 related to the carrying value of its intangible assets (see Note 3).

Goodwill is calculated as the difference between the acquisition-date fair value of the consideration transferred and the fair values of the assets acquired and liabilities assumed. Goodwill is not expected to be deductible for income tax purposes. Goodwill is recorded as an indefinite-lived asset and is not amortized but tested for impairment on an annual basis or when indications of impairment exist. During the fourth quarter of 2019 the Company recorded an impairment charge of approximately $12,564,000 related to the carrying value of goodwill (see Note 3).

The derivative liability relates to the liability associated with warrants issued with the securities purchase agreements executed in May 2018, which liability was assumed in the Merger (see Note 12).

Total interest-bearing liabilities and other liabilities assumed are as follows:

Notes payable	$99,017
Short-term convertible notes payable	598,119
Dividend payable	57,813
Deferred rent	267
Total interest-bearing and other liabilities	$755,216

Notes payable relate to promissory notes assumed by Acquiree in a 2015 acquisition, which was later divested in 2016, with the assumed promissory notes being retained by Acquiree. The Company finalized an eighteen-month extension on the notes extending the maturity date to March 1, 2021. Payments on both notes are due in aggregate monthly installments of approximately $5,800 and carry an interest rate of 5%. The promissory notes had outstanding balances of approximately $99,000 plus accrued interest of approximately $3,000 at January 8, 2019 (see Note 11) and promissory notes had outstanding balances of $78,000 as of December 31, 2019.

In the third quarter of 2018, convertible notes were issued pursuant to a securities purchase agreement with select accredited investors, whereby the Acquiree offered up to 1,000,000 units (the “Units”) at a purchase price of $50,000 per Unit. Each Unit consisted of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering of Units, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The warrants are exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants. As a result of the price adjustment feature, the conversion price of the convertible notes was adjusted to $0.36 per share.

In the offering, the Acquiree sold an aggregate of 15 Units and issued to investors an aggregate of $750,000 in principal amount of convertible notes and 1,875,000 warrants to purchase common stock, resulting in total gross proceeds of $750,000 to the Company. If converted at $0.40 the convertible notes sold in the offering are convertible into an aggregate of 1,875,000 shares of common stock. The Acquiree recorded the proceeds from the notes and the accompanying warrants, which accrete over the period the notes are outstanding, on a relative fair value basis of approximately $505,000 and $245,000, respectively. At acquisition date, the value of the notes was approximately $598,000. Due to the notes maturing in 2019, the warrants have fully accreted as of December 31, 2019.

The convertible notes had maturity dates between August and September 2019 and were renegotiated or repaid during the third and fourth quarters of 2019 (see Note 11).

The following schedule represents the amount of revenue and net loss attributable to the MedoveX acquisition which have been included in the consolidated statements of operations for the periods subsequent to the acquisition date:

For the Year Ended
December 31, 2019
Revenues	$67,631
Net loss attributable to MedoveX	$(4,754,680)

The following unaudited pro forma financial information represents the consolidated financial information as if the acquisition had been included in the consolidated results beginning on the first day of the fiscal year prior to its acquisition date. The pro forma results have been calculated after adjusting the results of the acquired entity to remove any intercompany transactions and transaction costs incurred and to reflect any additional depreciation and amortization that would have been charged assuming the fair value adjustments to property and equipment and intangible assets had been applied on the first day of the fiscal year prior to its acquisition date, together with the consequential tax effects. The pro forma results do not reflect any cost savings, operating synergies, or revenue enhancements that the combined entities may achieve as a result of the acquisition; the costs to combine the companies’ operations; or the costs necessary to achieve these cost savings, operating synergies or revenue enhancements. The pro forma results do not necessarily reflect the actual results of operations of the combined companies under the current ownership and operation.

	For the Year Ended December 31, 2018
	RMS	MedoveX	Pro Forma
Revenues	$7,883,115	$818,211	$8,701,326
Net loss	(4,394,149)	(4,908,644)	(9,302,793)
Net loss attributable to common shareholders	(4,394,149)	(5,477,873)	(9,872,022)

Loss per share- basic and diluted	$(0.13)	$(0.23)	$(0.17)